United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, April 13, 2010
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $  220,755(X 1000)


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											Form 13-F INFORMATION TABLE


									Value	Shares/		SH/	Put/	Inv.	Other	Vtg. Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt 	PRN	Call	Dis	Mgrs.	Sole

Advanced Micro Devices		nt. 8/15/12		007903AN7	390	391000		PRN		sole		391000
ADC TELECOMMUNICATIONS INC	com new			000886309	3655	500000		SH 		sole		500000
AT&T INC			com			00206R102	5168	200000		SH 		sole		200000
AGRIUM INC			com			008916108	7063	100000		SH 		sole		100000
ALCATEL-LUCENT 			SPONSORED ADR		013904305	6240	2000000		SH 		sole		2000000
AMKOR TECHNOLOGY INC		com			031652100	10620	1500000		SH 		sole		1500000
BARRICK GOLD CORP		com			067901108	5751	150000		SH 		sole		150000
CHINA MOBILE LTD		SPONSORED ADR		16941M109	4812	100000		SH 		sole		100000
CLEARWIRE CORP NEW		CL A			18538Q105	6444	900000		SH 		sole		900000
DIAMOND OFFSHORE DRILLING INC	com			25271C102	5329	60000		SH 		sole		60000
EXCO RESOURCES INC		com			269279402	3676	200000		SH 		sole		200000
FLUOR CORP NEW			com			343412102	6977	150000		SH 		sole		150000
GAMESTOP CORP NEW 		CL A			36467W109	6573	300000		SH 		sole		300000
GASTAR EXPLORATION LTD		com new			367299203	3694	760000		SH 		sole		760000
GOODYEAR TIRE & RUBBER CO	com			382550101	2528	200000		SH 		sole		200000
GLOBAL CROSSING LT.		note 5% 5/15/11		37932JAA1	2097	2100000		PRN		sole		2100000
KINROSS GOLD CORPORATION	com new par		496902404	3418	200000		SH 		sole		200000
LEVEL 3 COMMUNICATIONS INC	note 10% 5/1/11		52729NBE9	1541	1500000		PRN		sole		1500000
MARINER ENERGY INC		com			56845T305	4118	275100		SH 		sole		275100
MARKET VECTORS ETF TR 		gold miner ETF		57060U100	4441	100000		SH 		sole		100000
MARKET VECTORS ETF TR 		jr gold mines		57060U589	4372	170000		SH 		sole		170000
MCDERMOTT INTERNATIONAL INC	com			580037109	7809	290100		SH 		sole		290100
MCMORAN EXPLORATION COMPANY	com			582411104	7315	500000		SH 		sole		500000
MICRON TECHNOLOGY INC		com			595112103	5185	500000		SH 		sole		500000
NEUTRAL TANDEM INC COM		com			64128B108	3196	200000		SH 		sole		200000
NII HOLDINGS INC		note 3.125% 6/15/12	62913FAJ1	1416	1500000		PRN		sole		1500000
PETROQUEST ENERGY INC		com			716748108	2012	400000		SH 		sole		400000
POTASH CORP OF SASKATCHEWAN	com			73755L107	6564	55000		SH 		sole		55000
POWERSHS DB MULTI SECT COMM 	DB Agricult Fd		73936B408	4844	200000		SH 		sole		200000
POWERSHS DB MULTI SECT COMM	DB Base Metals		73936B705	5628	250000		SH 		sole		250000
QUANTA SERVICES INC		com			74762E102	6706	350000		SH 		sole		350000
SPRINT NEXTEL CORPORATION	com ser 1		852061100	8360	2200000		SH 		sole		2200000
SPROTT PHYSICAL GOLD TRUST 	UNIT			85207H104	989	100000		SH 		sole		100000
SUNOCO INC			com			86764P109	5208	175300		SH 		sole		175300
TAIWAN SEMICONDUCTOR MFG LTD	Sponsored ADR		874039100	3147	300000		SH 		sole		300000
TESORO CORP			com			881609101	5155	370900		SH 		sole		370900
UNISYS CORP FORMERLY BURROUGHS 	com			909214306	12585	360720		SH 		sole		360720
UTSTARCOM INC			com			918076100	8370	3000000		SH 		sole		3000000
VALERO ENERGY CORP NEW		com			91913Y100	4834	245400		SH 		sole		245400
WARREN RES INC COM		com			93564A100	4536	1800000		SH 		sole		1800000
YAMANA GOLD INC			com			98462Y100	7387	750000		SH 		sole		750000
CHIPMOS TECHNOLOGIES BERMUDA 	shs			G2110R106	3817	5229367		SH 		sole		5229367
FOSTER WHEELER LTD NEW		shs new			H27178104	6785	250000		SH 		sole		250000

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